Income Taxes and Duties - Exploration and Extraction Hydrocarbons Duty Narrative (Details)	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / l	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 state municipality
Changes in deferred tax assets and liabilities [line items]
Payments of income tax | $	$ 5,211,315,000	$ 4,664,541,000
Deferred tax effect of actuarial gains and losses | $	$ 585,000	(8,075,854,000)
Percentage of general VAT tax rate	16.00%
Percentage VAT tax rate for certain activities with incentives	0.00%
Percent of general VAT credit			50.00%
Number of states | state			6
Number of municipalities | municipality			43
Percentage income tax rate	30.00%
IEPS Tax on the Sale of Automotive Fuels | Magna Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	5.92
IEPS Tax on the Sale of Automotive Fuels | Lower Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax on the Sale of Automotive Fuels | Premium Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	5.00
IEPS Tax on the Sale of Automotive Fuels | Greater Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax on the Sale of Automotive Fuels | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	6.51
IEPS Tax in Favor of States, Municipalities and Territories | Premium Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	52.25
IEPS Tax in Favor of States, Municipalities and Territories | Greater Than 91 Octane Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax in Favor of States, Municipalities and Territories | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	43.36
IEPS Tax in Favor of States, Municipalities and Territories | Less Than 91 Octanes Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	91
IEPS Tax in Favor of States, Municipalities and Territories | More Than 91 Octanes Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	63.75
IEPS Tax on Fossil Fuels | Diesel
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	19.04
IEPS Tax on Fossil Fuels | Propane
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	8.95
IEPS Tax on Fossil Fuels | Butane
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	11.58
IEPS Tax on Fossil Fuels | Gasoline And Aviation Gasoline
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	15.69
IEPS Tax on Fossil Fuels | Jet Fuel And Other Kerosene
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	18.74
IEPS Tax on Fossil Fuels | Fuel Oil
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	20.32
IEPS Tax on Fossil Fuels | Petroleum Coke
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	23.58
IEPS Tax on Fossil Fuels | Coal Coke
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	55.29
IEPS Tax on Fossil Fuels | Mineral Carbon
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	41.63
IEPS Tax on Fossil Fuels | Carbon From Other Fossil Fuels
Changes in deferred tax assets and liabilities [line items]
Special Tax on Production and Services	60.18
Accumulated effect of actuarial gains and losses
Changes in deferred tax assets and liabilities [line items]
Deferred income tax | $	$ (3,410,401,000)	(3,410,986,000)
Tax regime applicable to assignments
Changes in deferred tax assets and liabilities [line items]
Tax payable for extraction phase | $	2,177.64
Tax payable for exploration phase | $	8,710.69
Payments of income tax | $	$ 242,070,000	226,653,000
Tax payable for non-producing areas | $	1,669.53
Tax regime applicable to contracts
Changes in deferred tax assets and liabilities [line items]
Tax payable for extraction phase | $	8,710.69
Tax payable for exploration phase | $	2,177.64
Tax payable for non-producing areas | $	1,669.53
Fee increases, period	60 months
Tax payable for non-producing areas over 60 months | $	3,992.39
Deferred Tax Assets
Changes in deferred tax assets and liabilities [line items]
Deferred income tax | $	$ 685,844,188,000	$ 679,649,787,000